Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 46,820	R$ 55,711	R$ 35,883
Voluntary Investments With The Central Bank Of Brazil	5,800	0	0
Interbank deposits	12,555	3,888	R$ 4,561
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	169,711	239,935
Collateral held	54,961	63,174
Collateral repledge	103,968	150,591
Assets received as collateral with right to sell or repledge	22,139	20,367
Assets received as collateral without right to sell or repledge	81,829	130,224
Collateral sold	10,782	26,170
Voluntary Investments With The Central Bank Of Brazil	5,800
Interbank deposits	69,934	55,637
Total	245,445	295,572
Current [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	168,937	239,848
Collateral held	54,187	63,087
Collateral repledge	103,968	150,591
Assets received as collateral with right to sell or repledge	22,139	20,367
Assets received as collateral without right to sell or repledge	81,829	130,224
Collateral sold	10,782	26,170
Voluntary Investments With The Central Bank Of Brazil	5,800
Interbank deposits	64,049	48,586
Total	238,786	288,434
Non-current [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	774	87
Collateral held	774	87
Interbank deposits	5,885	7,051
Total	R$ 6,659	R$ 7,138